Convertible debentures, Debt Assumed on RTO (Q2) (Details)		3 Months Ended		6 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Jan. 31, 2025 USD ($) PromissoryNote $ / shares	Jan. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) PromissoryNote $ / shares	Jan. 31, 2024 USD ($)	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares	Oct. 08, 2024 $ / shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Debt Assumed on RTO [Abstract]
Warrants exercised price per share (in dollars per share) | $ / shares						$ 1.52	$ 1.31	$ 6.73	$ 1.31	$ 1.31	$ 1.31
Extinguishment		$ 907,392	$ 0	$ 899,015	$ 0
Convertible Debt [Member]
Debt Assumed on RTO [Abstract]
Number of unsecured promissory notes | PromissoryNote		2		2
Unsecured promissory notes amounting		$ 3,000,000		$ 3,000,000
Promissory notes convertible into warrants		$ 1,500,000		$ 1,500,000
Warrants exercised price per share (in dollars per share) | $ / shares		$ 1		$ 1
Accrued administrative fees				$ 345,000
Principal amount	$ 3,345,000
Interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price				20 days
Floor price (in dollars per share) | $ / shares	$ 0.867
Percentage of debt carrying value	10.00%
Percentage of change assessed to be excess	10.00%
Percentage of extinguishment	10.00%
Market yield rate	14.00%
Carrying value fair value	$ 3,345,000
Extinguishment	488,957
New Convertible Debt [Member]
Debt Assumed on RTO [Abstract]
Carrying value fair value	$ 2,856,042